Income Taxes - Pre-tax Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pre-tax loss from PRC entities	$ (33,931)	$ (49,309)	$ (91,856)
Pre-tax loss from non-PRC entities	(5,059)	(37,457)	(28,105)
Total pre-tax loss	$ (38,990)	$ (86,766)	$ (119,961)